Consolidated Statements of Comprehensive Income - by Expense Function - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue :
Aeronautical services	$ 15,223,096	$ 14,072,517	$ 9,408,599
Non-aeronautical services	9,295,915	8,548,671	6,229,896
Construction services	1,302,633	2,692,694	3,146,166
Total revenue	25,821,644	25,313,882	18,784,661
Operating costs and expenses :
Cost of aeronautical and non-aeronautical services	8,956,286	7,982,210	6,717,665
Cost of construction services	1,302,633	2,692,694	3,146,166
Administrative expenses	319,200	287,061	263,156
Total operating costs and expenses	10,578,119	10,961,965	10,126,987
Other Income		346,232
Operating profit	15,243,525	14,698,149	8,657,674
Interest income	1,349,317	450,261	202,146
Interest expense	(1,125,862)	(855,518)	(842,386)
Exchange income on foreign currency	771,746	371,228	373,434
Exchange loss on foreign currency	(1,608,954)	(579,387)	(264,833)
Other operating income (expense)	(613,753)	(613,416)	(531,639)
Share of loss of the investment accounted trought the equity method (Note 17.2.e)	(9,685)
Net income before income taxes	14,620,087	14,084,733	8,126,035
Income taxes:
Income tax	3,944,143	3,438,809	1,728,507
Net income for the year	10,675,944	10,645,924	6,397,528
Net income for the year attributable to:
Controlling interest	10,203,713	9,986,548	5,983,747
Non-Controlling interest	472,231	659,376	413,781
Net income for the year	10,675,944	10,645,924	6,397,528
Items that will not be reclassified to income for the period:
Remeasurement of labor obligations	1,644	(1,833)	(1,895)
Items that might be reclassified to income for the period:
Effect of the foreign currency translation in subsidiaries	(1,530,746)	(1,767,962)	144,217
Total comprehensive income	9,146,842	8,876,129	6,539,850
Comprehensive income for the year attributable to:
Controlling interest	9,303,574	8,953,223	5,973,567
Non-Controlling interest	(156,732)	(77,094)	566,283
Total comprehensive income for the year	$ 9,146,842	$ 8,876,129	$ 6,539,850
Basic earnings per share expressed in Mexican Pesos	$ 34.01	$ 33.29	$ 19.95
Diluted earnings per share expressed in Mexican Pesos	$ 34.01	$ 33.29	$ 19.95